CONDENSED FINANCIAL INFORMATION OF THE COMPANY	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE COMPANY
19.	CONDENSED FINANCIAL INFORMATION OF THE COMPANY

Condensed Balance Sheets

	As at December 31,
	2017	2018	2018
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	—	13,774	2,003
Due from subsidiaries of the Group	145,416	47,096	6,850
Prepayments and other current assets	143	8,682	1,263

Total current assets	145,559	69,552	10,116

Non-current assets:
Investment in subsidiaries	184,707	436,925	63,549

Total non-current assets	184,707	436,925	63,549

Total assets	330,266	506,477	73,665

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accrued expenses and other liabilities	5,329	3,367	490
Amount due to a subsidiary of the Group	14,806	47,355	6,888

Total current liabilities	20,135	50,722	7,378

Total liabilities	20,135	50,722	7,378

Shareholders’ equity:
Ordinary shares (US$0.01 par value; 200,000,000 and 200,000,000 shares authorized, 110,000,000 and 113,779,244 shares issued and outstanding as of December 31, 2017 and 2018, respectively)	6,782	7,074	1,029
Additional paid-in capital	532,474	600,011	87,268
Treasury shares, at cost	—	(23,460)	(3,412)
Accumulated deficit	(269,165)	(170,329)	(24,773)
Accumulated other comprehensive income	40,040	42,459	6,175

Total shareholders’ equity	310,131	455,755	66,287

Total liabilities and shareholders’ equity	330,266	506,477	73,665

Condensed Statements of Comprehensive Income/(Loss)

	For the year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
General and administrative expenses	—	—	(8,400)	(1,222)
Operating loss	—	—	(8,400)	(1,222)
Equity in profit/(loss) of subsidiaries and the VIEs	35,409	(54,676)	138,698	20,173
Interest income	18,514	6,702	22	3
Others, net	—	—	12,638	1,838

Income/(loss) before income tax expense	53,923	(47,974)	142,958	20,792
Income tax expense	—	—	—	—

Net income/(loss)	53,923	(47,974)	142,958	20,792

Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustments	22,275	(10,424)	2,419	352

Other comprehensive income/(loss)	22,275	(10,424)	2,419	352
Comprehensive income/(loss)	76,198	(58,398)	145,377	21,144

Statements of Cash Flows

	For the year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Net cash generated from investing activities	426,016	571,808	13,774	2,003
Net cash used in financing activities	(426,016)	(571,808)	—	—

Net increase in cash, cash equivalents and restricted cash	—	—	—	—

Cash and cash equivalents and restricted cash at beginning of year	—	—	—	—

Cash and cash equivalents and restricted cash at end of year	—	—	13,774	2,003

(a)	Basis of presentation

For the Company only condensed financial information, the Company records its investment in its subsidiaries and VIEs under the equity method of accounting. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and share of their income/(loss) as “Equity in profit/(loss)of subsidiaries and the VIEs” on the condensed statements of comprehensive income/(loss). The subsidiaries and VIEs did not pay any dividends to the Company for the periods presented.

(b)	Commitments

The Company does not have any significant commitments or long-term obligations as of any of the periods presented.

The Company only condensed financial information should be read in conjunction with the Group’s consolidated financial statements.